Stock Options (Tables)	9 Months Ended	12 Months Ended
	May 31, 2014	Aug. 31, 2013
Stock Options Tables
Stock option activity

A summary of the Company’s stock option activity for the nine months ended May 31, 2014 and the year ended August 31, 2013 and related information follows:

	Number of Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)
Outstanding at August 31, 2012	861,671	2.10
Grants	177,500	1.59
Exercises	(63,333)	1.65
Forfeitures	(5,000)	3.27
Outstanding at August 31, 2013	970,838	2.03
Grants	805,000	2.90
Exercises	(190,000)	1.65
Forfeitures	(260,001)	1.69
Outstanding at May 31, 2014	1,325,837	2.68	8.21 years	$148,601
Exercisable at May 31, 2014	571,337	2.39	6.31 years	$148,601
Available for grant at May 31, 2014	3,347,496

A summary of the Company’s stock option activity for the year ended August 31, 2013, and related information follows:

	Number of Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)
Outstanding at August 31, 2012	861,671	2.10
Grants	177,500	1.59
Exercises	(63,333)	1.65
Forfeitures	(5,000)	3.27
Outstanding at August 31, 2013	970,838	2.03	6.83 years	$236,334
Exercisable at August 31, 2013	479,337	2.42	6.27 years	$108,084
Available for grant at August 31, 2013	3,892,495

Share-based compensation cost
	Three Months Ended May 31,		Nine Months Ended May 31,		Cumulative May 5, 1998 (Inception) to May 31,
	2014	2013	2014	2013	2014
Stock Compensation Expense:
SG&A - expense	$237,577	$51,165	$517,149	$284,806	$8,388,786
SG&A - income due to forfeitures	-	-	(356,973)	(10,075)	(5,773,611)
Net stock compensation cost	$237,577	$51,165	$160,176	$274,731	$2,615,175

The following table sets forth the share-based compensation cost resulting from stock option grants, including those previously granted and vesting over time, that were recorded in the Company’s Consolidated Statements of Operations for the years ended August 31, 2013 and 2012, and from May 5, 1998 (inception) to August 31, 2013:

	Year Ended August 31,		Cumulative May 5, 1998 (Inception) to August 31,
	2013	2012	2013
Stock Compensation Expense:
Selling general and administrative expense	$324,230	$205,098	$2,454,998

Stock options outstanding and exercisable

The following table summarizes information about stock options outstanding and exercisable at May 31, 2014:

Stock Options Outstanding				Stock Options Exercisable
Range of Exercise Prices	Number of Options Outstanding	Weighted Average Contractual Life (years)	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.80	15,000	8.56	$0.80	15,000	8.56	$0.80
1.32	50,001	0.54	1.32	50,001	0.54	1.32
1.65	320,000	5.84	1.65	320,000	8.16	1.65
2.30	2,500	7.91	2.30	2,500	7.91	2.30
2.50	10,000	6.85	2.50	8,000	6.85	2.50
2.55	33,334	4.28	2.55	33,334	4.28	2.55
2.90	805,000	9.66	2.90	52,500	9.62	2.90
3.27	11,667	0.53	3.27	11,667	0.53	3.27
4.98	16,667	3.78	4.98	16,667	3.78	4.98
5.94	50,001	6.57	5.94	50,001	6.57	5.94
6.51	11,667	0.33	6.51	11,667	0.33	6.51
Total	1,325,837	8.21	$2.68	571,337	6.31	$2.39

The following table summarizes information about stock options outstanding and exercisable at August 31, 2013:

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Options Outstanding	Weighted Average Contractual Life (years)	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.80	15,000	9.31	$0.80	7,500	9.31	$0.80
1.32	50,001	1.29	1.32	50,001	1.29	1.32
1.65	763,334	6.83	1.65	283,333	8.34	1.65
2.30	2,500	8.66	2.30	2,500	8.66	2.30
2.50	10,000	7.60	2.50	6,000	7.60	2.50
2.55	33,334	5.03	2.55	33,334	5.03	2.55
3.27	18,334	0.91	3.27	18,334	0.91	3.27
4.98	16,667	4.53	4.98	16,667	4.53	4.98
5.94	50,001	7.32	5.94	50,001	7.32	5.94
6.51	11,667	1.08	6.51	11,667	1.08	6.51
Total	970,838	6.83	$2.03	479,337	6.27	$2.42